Share capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share capital
14. Share capital

	Number of shares
	Common shares	Treasury shares	Total
Balance at January 1, 2022	11,033,337	(749,669)	10,283,668
Issuance of treasury shares	3,000,000	(3,000,000)	—
Direct Share Placement program	—	347,145	347,145
Milestone payments	—	375,500	375,500
Exercises of options	7,500	—	7,500

Balance at December 31, 2022	14,040,837	(3,027,024)	11,013,813

Balance at January 1, 2023	14,040,837	(3,027,024)	11,013,813
Direct Share Placement program	—	24,947	24,947
Private placements	—	1,200,000	1,200,000
Exercise of pre-funded warrants	—	300,000	300,000
Withdrawal of fractional shares	—	(3,009)	(3,009)
Exercises of options	—	4,688	4,688

Balance at December 31, 2023	14,040,837	(1,500,398)	12,540,439

14.1 Issued share capital
As of December 31, 2023, the share capital consisted of 14,040,837 issued, fully paid shares with a par value of CHF 4.00 each. The Company held
1,500,398
shares in treasury as of December 31, 2023.
Reverse stock split
On May 5, 2023, RELIEF THERAPEUTICS Holding SA effected a
1-for-400
reverse stock split, whereby every 400 shares of the
pre-reverse
split share capital were combined and reclassified into one share. A total of 5,616,334,800 pre-reverse
split ordinary shares were combined and reclassified into 14,040,837 ordinary shares post-reverse stock split. The par value of each share was multiplied by 400 from CHF 0.01 to CHF 4.00. The Company paid in cash fractional shares, and accordingly, no fractional shares were issued in connection with the reverse stock split.
As a result of the reverse stock split, all references in these financial statements to units of shares or per share amounts are reflective of the reverse split for all periods presented. In addition, the exercise prices and the numbers of shares issuable upon the exercise of any outstanding options, warrants, and other securities entitling their holders to purchase or receive Relief shares were proportionally adjusted.
Equity transactions in 2023
In 2023, the following transactions resulted in cash gross proceeds of TCHF 5,116 before deducting transaction costs of TCHF 494.

•	June 2023 private placement:
On June 15, 2023, the Company entered into a securities purchase agreement pursuant to which the Company agreed to sell in a private placement 1,200,000 ordinary shares, pre-funded
warrants to purchase up to 300,000 ordinary shares, and warrants to purchase up to 1,500,000 ordinary shares. The Company received total gross proceeds of TCHF 4,995 before deducting placement agent fees and related expenses.
Each of the warrants represents the right to purchase one ordinary share of the Company. The pre-funded
warrants were prefunded at CHF 3.329 per share and were exercised during the current reporting period for additional proceeds of CHF 300. The remaining warrants are exercisable until June 21, 2028, at an exercise price of CHF 3.40 per share.
Relief committed to reserving from its treasury shares reserve the maximum number of shares to be issued upon exercise of the warrants.

•	Direct Share Placement program: sale of 24,947 shares at an average price per share of CHF 4.07 for total gross proceeds of TCHF 102.

•	Exercises of options: issuance upon exercise of 4,688 shares at CHF 4.00 per share for gross proceeds of TCHF 19.
The Company retired fractional shares upon completion of the reverse stock split. Fractional shares representing 3,009 shares post-reverse stock split were acquired in May 2023 for a total cost of TCHF 22.
Equity transactions in 2022
In 2022, the following capital increase transactions resulted in cash gross proceeds of TCHF 7,111 before deducting transaction costs of TCHF 223.

•	Direct Share Placement program: sale of 347,145 shares at an average price per share of CHF 20.32 for total gross proceeds of TCHF 7,051.

•	Exercises of options: issuance upon exercise of 7,500 shares at CHF 8.00 per share for gross proceeds of TCHF 60.
In addition, the Company made a payment in shares of TCHF 4,200, corresponding to 375,500 shares at CHF 11.20 per share, as settlement of a milestone payment obligation under the APR acquisition agreement.
The Company issued a total of 3,000,000 treasury shares from its authorized capital during the year 2022. The shares were entirely subscribed to at par value by a wholly owned subsidiary for subsequent placements.
14.2 Capital band
Pursuant to changes in the Swiss Code of Obligations effective January 1, 2023, and the decision of the extraordinary general meeting held on April 28, 2023, the Company’s authorized capital was replaced by a capital band. The capital range can be used for the issuance of shares for strategic acquisitions and financing transactions.
As of December 31, 2023, the Board of Directors was authorized, at any time until 30 May 2024, to increase the share capital by the issuance of up to 2,500,000 ordinary shares with a nominal value of CHF 4.00, under the terms and conditions set forth in article 3a ter
of Relief’s Articles of Association.
14.3 Conditional share capital
The conditional share capital of the Company as of December 31, 2023, was TCHF 16,688, consisting of 4,171,924 shares with a par value of CHF 4.00 each, of which 264,424 shares to be used for stock options and 3,907,500 shares for grant of option rights in connection with bonds, notes or similar financial instruments issued by the Company.
14.4 Outstanding options and warrants
As of December 31, 2023, there were 126,032 outstanding stock options under the Company’s stock option plans and 1,500,000 outstanding warrants as issued in the June 2023 private placement. In addition, the Company was committed to issuing 320,000 stock options. Each stock option allows its holder to acquire one share at a predetermined price, subject to certain vesting conditions. Further information about outstanding options is provided in note 31.